UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2012

Check here if Amendment [   ];               Amendment Number:
       This Amendment (Check only one):         [  ] is a restatement.
                                                [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: JFS Wealth Advisors
Address: 479 N. Heritage Road
         Hermitage, Pennsylvania  16148


Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Linda Blair
Title: Chief Compliance Officer
Phone: 724-962-3200


Signature, Place, and Date of Signing:


Linda Blair              Hermitage, Pennsylvania     February 4, 2013
---------------------    ---------------------     -------------------
 [Signature]                 [City, State]               [Date]

Report Type                (Check only one):

[X]  13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.
[ ]  13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: none

                                                Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                     0
                                                  ------------------------

Form 13F Information Table Entry Total:               84

                                                  ------------------------

Form 13F Information Table Value Total:
                                                    121115841 (x thousand)

                                                  ------------------------

List of Other Included Managers:


D


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                            JFS Wealth Advisors
                           Form 13F Information Table


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FORM 13F INFORMATION TABLE

    COLUMN 1                     COLUMN 2          COLUMN 3   COLUMN 4     COLUMN 5         COLUMN 6   COLUMN 7     COLUMN 8
                                 TITLE OF                      VALUE     SHRS OR SH/ PUT/  INVESTMENT   OTHER   VOTING AUTHORITY
NAME OF ISSUER                   CLASS              CUSIP     (X$1000)   PRN AMT PRN CALL  DISCRETION  MANAGERS SOLE  SHARED  NONE
-----------------------------------------------------------------------------------------------------------------------------------
Aegon Nv Ord Reg Amer             NY REG SH       007924103      75548    11731SH            SOLE                             11731
Aetna Inc                         COM             00817y108     264943     5721SH            SOLE                              5721
AFLAC Inc                         COM             001055102     348260     6556SH            SOLE                              6556
Apple Computer Inc                COM             037833100    1967037     3696SH            SOLE                              3696
Arkansas Best Corp                COM             040790107     106508    11153SH            SOLE                             11153
AT&T Inc                          COM             00206R102     749418    22231SH            SOLE                             22231
BP Plc Ord                        SPONS ADR       055622104     105659    15400SH            SOLE                             15400
Bristol Myers Squibb Co           COM             110122108     251595     7720SH            SOLE                              7720
Cardinal Health Inc               COM             14149Y108     276251     6708SH            SOLE                              6708
Caterpillar Inc                   COM             149123101     327586     3656SH            SOLE                              3656
Chevrontexaco Corp                COM             166764100     407419     3768SH            SOLE                              3768
Cisco Systems Inc                 COM             17275R102     600150    30543SH            SOLE                             30543
Cleveland Cliffs Inc Com          COM             18683K101     287860     7463SH            SOLE                              7463
Coca Cola Co                      COM             191216100     596668    16460SH            SOLE                             16460
Corning Inc                       COM             219350105     331377    26258SH            SOLE                             26258
Disney Walt Hldg Co               COM             254687906     367014     7371SH            SOLE                              7371
Exxon Mobil Corp                  COM             30231G102    1993003    23027SH            SOLE                             23027
F N B Corp Pa                     COM             302520101     656044    61774SH            SOLE                             61774
Fidelity Natl Financial Inc       COM             31620R105     227729     9670SH            SOLE                              9670
Fifth Third Bancorp               COM             316773100     198269    13044SH            SOLE                             13044
Ford Motor Co                     COM             345370860     153950    11888SH            SOLE                             11888
GE Co                             COM             369604103     655258    31218SH            SOLE                             31218
General Dynamics Corp             COM             369550108     254964     3681SH            SOLE                              3681
Genworth Financial Inc            COM             37247D106      94573    12593SH            SOLE                             12593
Goldman Sachs Grp Inc             COM             38141G104     204096     1600SH            SOLE                              1600
Hartford Finl Svcs Grp            COM             416515104     213103     9497SH            SOLE                              9497
Heinz HJ Co                       COM             423074103     718267    12453SH            SOLE                             12453
Home Depot Inc                    COM             437076102     222969     3605SH            SOLE                              3605
Huntington Bancshs Inc            COM             446150104      81003    12677SH            SOLE                             12677
Intl Business Machines            COM             459200101    1008565     5265SH            SOLE                              5265
iShares Comex Gold Tr Com         ISHARES         464285105     193674    11897SH            SOLE                             11897
iShares MSCI EAFE Index           ISHARES         464287465    1287944    22651SH            SOLE                             22651
iShares MSCI Emerg Mkts           CORE MSCI EMKT  46434G103     841322    18970SH            SOLE                             18970
iShares Russell 2000 Index        RUSS 2000       464287655     836852     9925SH            SOLE                              9925
iShares S&P 500 Indx              CORE S&P500 ETF 464287200     417126     2914SH            SOLE                              2914
iShares US Pfd Stk Indx Fd        US PFD IDX      464288687    1268164    32008SH            SOLE                             32008
Johnson Controls Inc              COM             478366107     344989    11248SH            SOLE                             11248
JP Morgan & Co Inc                COM             46625H100     720213    16380SH            SOLE                             16380
Kohls Corp                        COM             500255104     215976     5025SH            SOLE                              5025
Kroger Co                         COM             501044101     275476    10587SH            SOLE                             10587
Marathon Oil Corp                 COM             565849106     378227    12336SH            SOLE                             12336
McDonalds Corp                    COM             580135101    1167115    13231SH            SOLE                             13231
Merck & Co                        COM             58933Y105     389649     9518SH            SOLE                              9518
Metlife Inc                       COM             59156R108     225703     6852SH            SOLE                              6852
Microsoft Corp                    COM             594918104     582393    21805SH            SOLE                             21805
Mitsubishi UFJ Financials Adrf    SPONS ADR       606822104      69403    12805SH            SOLE                             12805
Mylan Laboratories Inc            COM             628530AJ6     406233    14799SH            SOLE                             14799
Natl Fuel Gas Co                  COM             636180101     278016     5485SH            SOLE                              5485
Norfolk Southern Corp             COM             655844108     330968     5352SH            SOLE                              5352
Oracle Corp                       COM             68389X105     266548     8000SH            SOLE                              8000
Pfizer Inc                        COM             717081103     381549    15214SH            SOLE                             15214
PNC Bank Corp                     COM             693475105     562750     9651SH            SOLE                              9651
PowerShares Developed Ex US       SML PORT        73936T771    1041736    44329SH            SOLE                             44329
PowerShares Developed Ex Us La    DEV MKTS        73936T789    2153899    59085SH            SOLE                             59085
PowerShares Emerg Mkts            EMER MRKT PORT  73936T763    1021551    44766SH            SOLE                             44766
PowerShares US 1000               FTSE RAFI 1000  73935X583    4308716    69017SH            SOLE                             69017
PowerShares US 1500 Sm Mid        FTSE US1500 SM  73935X567    9864716   141857SH            SOLE                            141857
ProShares Short Dow30             PSHS SHT DOW30  74347R701     240800     7000SH            SOLE                              7000
ProShares Ultrashort S&P 500      PSHS ULSHT      74347B300     649320    12000SH            SOLE                             12000
Safeway Inc                       COM NEW         786514208     362029    20013SH            SOLE                             20013
Spdr Gold Trust                   GOLD SHS        78463V107     435187     2686SH            SOLE                              2686
SPDR S&P 500 Index                TR UNIT         78462F103    2056983    14444SH            SOLE                             14444
Staples Inc                       COM             855030102     269058    23602SH            SOLE                             23602
Sumitomo Mitsui Fin Gr Inc Com    SPON ADR        86562M209      73767    10050SH            SOLE                             10050
Telecom Italia S P A New Spon     SPON ADR ORD    87927Y102     107650    11895SH            SOLE                             11895
Valero Energy Corp New            COM             91913Y100     342197    10029SH            SOLE                             10029
Vanguard Emerg Mkts ETF           MSCI  ETF       922042858    4133349    92822SH            SOLE                             92822
Vanguard Interm Term Corp Bd E    INTMED TRM      921937819     467463     5333SH            SOLE                              5333
Vanguard Lrg Cap ETF              LARGE CAP ETF   922908637    2617208    40166SH            SOLE                             40166
Vanguard MSCI EAFE ETF            MSCI EAFE ETF   921943858    8022651   227722SH            SOLE                            227722
Vanguard Sm Cap ETF               SMALL CP ETF    922908751    1528132    18889SH            SOLE                             18889
Vanguard Total Stk Mkt ETF        TOTAL STK MKT   922908769   13539323   184761SH            SOLE                            184761
Verizon Communications            COM             92343V104     212631     4914SH            SOLE                              4914
Viacom Inc Non Vtg Cl B           CL B            92553P201     334354     6340SH            SOLE                              6340
Walgreen Co                       COM             931422109     227650     6151SH            SOLE                              6151
WisdomTree Diefa Div Fd           DEFA FD         97717W703     709243    15262SH            SOLE                             15262
WisdomTree Emerg Mkts Debt Fd     EM LCL DEBT     97717X867    3103875    58060SH            SOLE                             58060
WisdomTree Emerg Mkts Sm Cap D    EMG MKTS        97717W281    4438620    89778SH            SOLE                             89778
WisdomTree Intl Lrg Cap Div Fd    INTL LRGCAP     97717W794    6954127   154777SH            SOLE                            154777
WisdomTree Intl Sm Cap Div Fd     INTL SMCAP      97717W760    8174053   156801SH            SOLE                            156801
WisdomTree Lrg Cap Div Fd         LRGCAP DIV      97717W307    2596485    48406SH            SOLE                             48406
WisdomTree Sm Cap Earnings Fd     SMLCAP EARN     97717W562    1898465    33477SH            SOLE                             33477
WisdomTree Total Div ETF Fd       TOT DVD FD      97717W109   13768836   255974SH            SOLE                            255974
Xerox Corp                        COM             984121103     276394    40527SH            SOLE                             40527

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